Financial risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Percentage of reasonably possible increase in risk assumption	0.50%	0.50%
Percentage of reasonably possible decrease in risk assumption	(0.50%)	(0.50%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (0.5)	$ (0.2)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	0.5	0.2
Increase (decrease) in other comprehensive income/loss due to reasonably possible increase in designated risk component	(2.1)	(4.2)
Increase (decrease) in other comprehensive income/loss due to reasonably possible decrease in designated risk component	$ 2.1	$ 4.2